Research and development incentive receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Research and development incentive receivables
Research and development incentive receivables - Current	€ 261	€ 301	€ 158
Research and development incentive receivables - non-current	8,566	4,883	3,033
Total	€ 8,827	€ 5,184	€ 3,191
Minimum refund period of research and development incentive receivables.	5 years	5 years